Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity File Number	000-51847
Entity Registrant Name	Himax Technologies, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	NO. 26, ZIH LIAN ROAD
Entity Address, Address Line Two	SINSHIH DISTRICT
Entity Address, Postal Zip Code	74148
Entity Address, City or Town	TAINAN CITY
Entity Address, Country	TW
Entity Central Index Key	0001342338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	HIMX
Entity Common Stock, Shares Outstanding	348,597,140
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, par value $0.3 per ordinary share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG
Auditor Firm ID	1026
Auditor Location	Hsinchu, Taiwan
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 15, Zih Lian Road
Entity Address, Address Line Two	Sinshih District
Entity Address, Postal Zip Code	74148
Entity Address, City or Town	Tainan City
Entity Address, Country	TW
Contact Personnel Name	Jessica Pan
Contact Personnel Email Address	jessica_pan@himax.com.tw